Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases
Summary of supplemental information related to operating leases

As of September 30, 2019
RMB
Operating lease ROU assets	8,944,250

Operating lease liabilities-current	3,392,274
Operating lease liabilities-non - current	5,740,119

Total operating lease liabilities	9,132,393

Weighted average remaining lease term	4.5 years
Weighted average discount rate	4.7%

Summary of lease cost recognized and supplemental cash flow information related to operating leases

For the nine months ended September 30, 2019
RMB
Operating lease cost	2,488,840
Short-term lease cost	860,237

Total(*)	3,349,077

Operating cash flows from operating leases	2,323,248

(*)	The lease expense was RMB 2,783,933 for the nine months ended September 30, 2018.

Summary of maturity of lease liabilities

As of September 30, 2019
RMB
Remainder of 2019	1,096,019
2020	2,984,093
2021	2,019,774
2022	1,438,755
2023	1,048,445
2024 and thereafter	1,586,543

Total lease payments	10,173,629
Less : interest	(1,041,236)
Present value of operating lease liabilities	9,132,393